Property And Equipment (Schedule Of Property And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Kiosks and components	$ 1,063,240	$ 1,041,755
Computers, servers, and software	216,131	195,756
Office furniture and equipment	6,908	6,538
Vehicles	6,680	7,278
Leasehold improvements	22,283	19,743
Property and equipment, at cost	1,315,242	1,271,070
Accumulated depreciation and amortization	(766,613)	(684,946)
Property and equipment, net	$ 548,629	$ 586,124